PROPERTY, PLANT AND EQUIPMENT, Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 292,534,643
Depreciation	(19,572,669)	$ (18,721,149)	$ (18,115,502)
End of the year	294,479,596	292,534,643
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	120,211,132
End of the year	118,024,752	120,211,132
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	36,187,769
End of the year	35,038,932	36,187,769
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	59,917
End of the year	56,628	59,917
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,013,515
End of the year	1,919,269	2,013,515
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	422,130
End of the year	769,317	422,130
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	158,894,463
End of the year	155,808,898	158,894,463
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	40,136,339
End of the year	38,877,501	40,136,339
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,452,116
End of the year	2,654,165	3,452,116
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	32,603,651
End of the year	40,504,142	32,603,651
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,444,636
End of the year	2,337,052	2,444,636
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	463,065
End of the year	420,354	463,065
Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	79,099,807
End of the year	84,793,214	79,099,807
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,417,568
End of the year	1,417,568	1,417,568
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,717,145
End of the year	7,780,836	7,717,145
Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	630,365
End of the year	616,197	630,365
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,892,458
End of the year	1,603,778	1,892,458
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year	0	0
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	5,290,246
End of the year	5,171,596	5,290,246
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	499,504
End of the year	477,099	499,504
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	53,415
End of the year	51,709	53,415
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	15,791,047
End of the year	16,727,794	15,791,047
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,022,341
End of the year	2,022,341	2,022,341
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	19,226,284
End of the year	18,008,566	19,226,284
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	613,612,215	593,070,489
Additions	21,613,864	20,670,021
Retirements	1,959,370	128,295
Transfers	0	0
End of the year	633,266,709	613,612,215	593,070,489
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	265,066,631	263,565,765
Additions	0	0
Retirements	0	586
Transfers	4,361,804	1,501,452
End of the year	269,428,435	265,066,631	263,565,765
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	116,840,361	112,497,073
Additions	0	0
Retirements	0	74
Transfers	4,135,224	4,343,362
End of the year	120,975,585	116,840,361	112,497,073
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	106,030	106,030
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	106,030	106,030	106,030
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	9,502,577	8,933,021
Additions	0	0
Retirements	0	0
Transfers	165,914	569,556
End of the year	9,668,491	9,502,577	8,933,021
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,964,446	1,701,491
Additions	0	0
Retirements	0	0
Transfers	420,266	262,955
End of the year	2,384,712	1,964,446	1,701,491
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	393,480,045	386,803,380
Additions	0	0
Retirements	0	660
Transfers	9,083,208	6,677,325
End of the year	402,563,253	393,480,045	386,803,380
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	43,520,177	43,383,354
Additions	0	0
Retirements	0	0
Transfers	185,982	136,823
End of the year	43,706,159	43,520,177	43,383,354
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,422,007	8,361,565
Additions	0	0
Retirements	0	0
Transfers	72,584	60,442
End of the year	8,494,591	8,422,007	8,361,565
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	77,586,306	75,790,110
Additions	0	0
Retirements	1,863,128	0
Transfers	10,121,226	1,796,196
End of the year	85,844,404	77,586,306	75,790,110
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,829,148	2,616,454
Additions	0	2,643
Retirements	0	0
Transfers	3,603	210,051
End of the year	2,832,751	2,829,148	2,616,454
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,040,891	1,016,791
Additions	0	0
Retirements	0	0
Transfers	47,379	24,100
End of the year	1,088,270	1,040,891	1,016,791
Cost [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	133,398,529	131,168,274
Additions	0	2,643
Retirements	1,863,128	0
Transfers	10,430,774	2,227,612
End of the year	141,966,175	133,398,529	131,168,274
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,417,568	1,417,568
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	1,417,568	1,417,568	1,417,568
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	15,604,574	14,995,664
Additions	0	0
Retirements	0	12
Transfers	372,507	608,922
End of the year	15,977,081	15,604,574	14,995,664
Cost [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,157,039	1,055,941
Additions	0	0
Retirements	0	39
Transfers	20,995	101,137
End of the year	1,178,034	1,157,039	1,055,941
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	5,353,477	4,687,684
Additions	237,299	425,882
Retirements	0	0
Transfers	28,117	239,911
End of the year	5,618,893	5,353,477	4,687,684
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,641	3,641
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	3,641	3,641	3,641
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	22,870,210	21,180,182
Additions	0	0
Retirements	0	0
Transfers	1,458,548	1,690,028
End of the year	24,328,758	22,870,210	21,180,182
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,221,358	2,070,127
Additions	159,632	153,637
Retirements	0	2,406
Transfers	0	0
End of the year	2,380,990	2,221,358	2,070,127
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	955,440	918,308
Additions	7,472	37,054
Retirements	0	0
Transfers	41	78
End of the year	962,953	955,440	918,308
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	15,791,047	13,940,845
Additions	6,275,734	6,478,730
Retirements	96,242	125,178
Transfers	(5,242,745)	(4,503,350)
End of the year	16,727,794	15,791,047	13,940,845
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,133,003	2,133,003
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	2,133,003	2,133,003	2,133,003
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	19,226,284	12,695,872
Additions	14,933,727	13,572,075
Retirements	0	0
Transfers	(16,151,445)	(7,041,663)
End of the year	18,008,566	19,226,284	12,695,872
Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(321,077,572)
Retirements	(1,863,128)	(2,459)
Depreciation	(19,572,669)	(18,721,149)
End of the year	(338,787,113)	(321,077,572)
Depreciation and Impairment [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(144,855,499)
Retirements	0	(341)
Depreciation	$ (6,548,184)	$ (6,427,820)
Depreciation rate %	2.20%	2.20%
End of the year	$ (151,403,683)	$ (144,855,499)
Depreciation and Impairment [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(80,652,592)
Retirements	0	(70)
Depreciation	(5,284,061)	(4,891,337)
End of the year	(85,936,653)	(80,652,592)
Depreciation and Impairment [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(46,113)
Retirements	0	0
Depreciation	$ (3,289)	$ (3,387)
Depreciation rate %	3.30%	3.30%
End of the year	$ (49,402)	$ (46,113)
Depreciation and Impairment [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,489,062)
Retirements	0	0
Depreciation	$ (260,160)	$ (248,260)
Depreciation rate %	4.00%	4.00%
End of the year	$ (7,749,222)	$ (7,489,062)
Depreciation and Impairment [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,542,316)
Retirements	0	0
Depreciation	$ (73,079)	$ (43,172)
Depreciation rate %	6.70%	6.70%
End of the year	$ (1,615,395)	$ (1,542,316)
Depreciation and Impairment [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(234,585,582)
Retirements	0	(411)
Depreciation	(12,168,773)	(11,613,976)
End of the year	(246,754,355)	(234,585,582)
Depreciation and Impairment [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,383,838)
Retirements	0	0
Depreciation	$ (1,444,820)	$ (1,441,686)
Depreciation rate %	2.20%	2.20%
End of the year	$ (4,828,658)	$ (3,383,838)
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(4,969,891)
Retirements	0	0
Depreciation	(870,535)	(876,704)
End of the year	(5,840,426)	(4,969,891)
Depreciation and Impairment [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(44,982,655)
Retirements	(1,863,128)	0
Depreciation	$ (2,220,735)	$ (1,965,395)
Depreciation rate %	3.30%	3.30%
End of the year	$ (45,340,262)	$ (44,982,655)
Depreciation and Impairment [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(384,512)
Retirements	0	0
Depreciation	$ (111,187)	$ (109,275)
Depreciation rate %	4.00%	4.00%
End of the year	$ (495,699)	$ (384,512)
Depreciation and Impairment [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(577,826)
Retirements	0	0
Depreciation	$ (90,090)	$ (92,433)
Depreciation rate %	6.70%	6.70%
End of the year	$ (667,916)	$ (577,826)
Depreciation and Impairment [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(54,298,722)
Retirements	(1,863,128)	0
Depreciation	(4,737,367)	(4,485,493)
End of the year	(57,172,961)	(54,298,722)
Depreciation and Impairment [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0
Depreciation and Impairment [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,887,429)
Retirements	0	(10)
Depreciation	$ (308,816)	$ (298,961)
Depreciation rate %	2.00%	2.00%
End of the year	$ (8,196,245)	$ (7,887,429)
Depreciation and Impairment [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(526,674)
Retirements	0	(37)
Depreciation	$ (35,163)	$ (30,742)
Depreciation rate %	4.00%	4.00%
End of the year	$ (561,837)	$ (526,674)
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,461,019)
Retirements	0	0
Depreciation	(554,096)	(461,946)
End of the year	(4,015,115)	(3,461,019)
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,641)
Retirements	0	0
Depreciation	0	0
End of the year	(3,641)	(3,641)
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(17,579,964)
Retirements	0	0
Depreciation	(1,577,198)	(1,647,368)
End of the year	(19,157,162)	(17,579,964)
Depreciation and Impairment [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,721,854)
Retirements	0	(2,001)
Depreciation	$ (182,037)	$ (176,385)
Depreciation rate %	20.00%	20.00%
End of the year	$ (1,903,891)	$ (1,721,854)
Depreciation and Impairment [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(902,025)
Retirements	0	0
Depreciation	$ (9,219)	$ (6,278)
Depreciation rate %	10.00%	10.00%
End of the year	$ (911,244)	$ (902,025)
Depreciation and Impairment [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0
Depreciation and Impairment [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(110,662)
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ (110,662)	$ (110,662)
Depreciation and Impairment [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(302,358,882)
End of the year			(302,358,882)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(138,428,020)
End of the year			(138,428,020)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (75,761,325)
End of the year			(75,761,325)
Depreciation [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (42,726)
End of the year			(42,726)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(7,240,802)
End of the year			(7,240,802)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(1,499,144)
End of the year			(1,499,144)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(222,972,017)
End of the year			(222,972,017)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(1,942,152)
End of the year			(1,942,152)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (4,093,187)
End of the year			(4,093,187)
Depreciation [Member] | Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation [Member] | Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (43,017,260)
End of the year			(43,017,260)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(275,237)
End of the year			(275,237)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(485,393)
End of the year			(485,393)
Depreciation [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(49,813,229)
End of the year			(49,813,229)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0
End of the year			0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(7,588,478)
End of the year			(7,588,478)
Depreciation [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(495,969)
End of the year			(495,969)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (2,999,073)
End of the year			(2,999,073)
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (3,641)
End of the year			(3,641)
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (15,932,596)
End of the year			(15,932,596)
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ (1,547,470)
End of the year			(1,547,470)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(895,747)
End of the year			(895,747)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0
End of the year			0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		(110,662)
End of the year			(110,662)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 0
End of the year			$ 0